Bank borrowings - Other Loans - (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 02, 2020	Feb. 06, 2020	Dec. 10, 2019	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 09, 2019
Bank Borrowings
Outstanding balance					$ 107,607	$ 107,607	$ 158,999
Repayment of debt						235,296	329,501	[1]	$ 106,514
Securitizations
Bank Borrowings
Repayment of debt						107,657
Factoring of receivables
Bank Borrowings
Outstanding balance					74,844	$ 74,844
Upfront cash consideration	$ 48,800				169,105
Repayment of debt					$ 95,800
ING | Securitizations
Bank Borrowings
Senior loan commitments											$ 75,000
New senior loans | Securitizations
Bank Borrowings
Senior loan commitments		$ 150,000	$ 150,000
Outstanding balance							$ 104,130
Term of the securitization program			2 years
Upfront cash consideration		$ 2,808
Other Loans
Bank Borrowings
Principal amount				$ 5,277
Interest rate (as a percent)				0.00%
Other Loans | Minimum
Bank Borrowings
Credit facility term				1 year
Other Loans | Maximum
Bank Borrowings
Credit facility term				5 years

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.